Stock Incentive Plans (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock Incentive Plans (Textuals) [Abstract]
Aggregate intrinsic value of options exercised under stock incentive plans	$ 1,798,000	$ 737,000	$ 2,042,000
Cash received from option exercises under stock incentive plans	4,022,000	3,676,000	3,547,000
Total Compenation cost	118,823,000	9,633,000	8,530,000
2005 Stock Incentive Plan [Member]
Stock Incentive Plans (Textuals) [Abstract]
Number of common stock authorized for Long-Term Incentive Plan	6,200,000
Stock Options [Member]
Stock Incentive Plans (Textuals) [Abstract]
Unrecognized compensation cost related to unvested stock options granted stock under our stock incentive plans	2,395,000
Expected recognized period	4
Restricted Stock [Member]
Stock Incentive Plans (Textuals) [Abstract]
Unrecognized compensation cost related to unvested stock options granted stock under our stock incentive plans	$ 8,010,000
Expected recognized period	3
Employee Stock Option [Member]
Stock Incentive Plans (Textuals) [Abstract]
Vesting period	Ten years
Stock Option Restricted Stock Deferred Stock Units And Dividend Equivalent Rights [Member]
Stock Incentive Plans (Textuals) [Abstract]
Vesting period	Ten years
Stock Option Restricted Stock Deferred Stock Units And Dividend Equivalent Rights [Member] | Director [Member]
Stock Incentive Plans (Textuals) [Abstract]
Vesting period	Three Years
Stock Option Restricted Stock Deferred Stock Units And Dividend Equivalent Rights [Member] | Officer [Member]
Stock Incentive Plans (Textuals) [Abstract]
Vesting period	Five Years